Trade and Other Payables (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Trade and Other Payable [Abstract]
Schedule of Trade and Other Payables
	2026 A$	2025 A$
Trade payables	2,451,133	741,202

Deferred consideration – refer note 6(i)	400,000	-

Other payables	479,718	448,111

Total trade and other payables	3,330,851	1,189,313

	2025 $	2024 $
Trade creditors	741,202	249,290

Payroll liabilities	4,420	-

Joint Venture cash calls	33,868	264,731

Accrued expenses – other	409,823	50,899

Total trade and other payables	1,189,313	564,920